Other (Income) and Expenses (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Foreign currency transaction losses/(gains)		$ 116	$ (643)	$ (204)
(Gains)/losses on derivative instruments		(17)	225	205
Interest income		(670)	(162)	(52)
Net (gains)/losses from securities and investment assets		(39)	278	(133)
Retirement-related costs/(income)		(39)	6,548	1,282
Other		(266)	(443)	(225)
Total other (income) and expense		(914)	5,803	873
Pension settlement charge	$ 5,900	$ 0	$ 5,894	$ 0